Related parties transactions - Education and management service provided to related parties (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of related party [Line Items]
Total	[1]	¥ 33,222	¥ 16,831	¥ 3,766
Education And Management Service Provided To Managed Schools [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions		28,344	12,275	0
Ming Kang Hui Supermarket Service Fee [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions		¥ 4,878	¥ 4,556	¥ 3,766

[1]	Pursuant to the strategic cooperation agreement signed with Hailiang Group and Hailiang investment, the Group provided education and management services to Hailiang Kindgarten, Zhuji Hailiang Jinshan Kindgarten and Tianma Kindgarten, which were controlled by Hailiang Group, and other 19 schools controlled by Hailiang Investment, including Xiantao No.1 Middle School, Xinchang Nanrui Experimental School, Feicheng Hailiang Foreign Language school, Jinhua Hailiang Foreign Language School and etc.. Education and management service fees of nil, RMB12,275 and RMB28,344 were charged to the abovementioned schools during the years ended June 30, 2017, 2018 and 2019, respectively.The Group provided service to Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., controlled by Mr. Feng, in the Group’s campuses, amounting to RMB3,766, RMB4,556 and RMB4,878 during the years ended June 30, 2017, 2018 and 2019, respectively.